Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Parties

9.	RELATED PARTIES

The Company paid commissions to a company owned by its former CEO totaling $0 and $26,250 during the six months ended June 30, 2016 and 2015, respectively, for business development services relating to the installations of EV charging stations by the Company in accordance with the support services contract. These amounts are recorded as compensation in the condensed consolidated statements of operations.

The Company incurred accounting and tax service fees totaling $0 and $24,918 for the six months ended June 30, 2016 and 2015, respectively, provided by a company that is partially owned by the Company’s former Chief Financial Officer. This expense was recorded as general and administrative expense.

The Company is licensing certain technology under terms of a patent licensing agreement with an entity (licensor) that is majority owned by the former CEO. The Company has agreed to pay royalties to the licensor equal to 10% of the gross profits received by the Company from bona fide commercial sales and/or uses of the licensed products and processes. As of June 30, 2016, the Company has not paid nor incurred any royalty fees related to this agreement. See Note 10 – Commitments and Contingencies – Patent License Agreement.

16.	RELATED PARTIES

The Company paid commissions to a company owned by its Executive Chairman of the Board of Directors totaling $47,750 and $40,250, respectively during the years ended December 31, 2015 and 2014 for business development services relating to the installations of EV charging stations by the Company in accordance with the support services contract. These amounts are recorded as compensation in the consolidated statements of operations.

The Company incurred accounting and tax service fees totaling $33,018 and $23,317, respectively for the years ended December 31, 2015 and 2014, respectively, provided by a company that is partially owned by the Company’s former Chief Financial Officer. This expense was recorded as general and administrative expense in the consolidated statements of operations.

The Company is licensing certain technology under terms of a patent licensing agreement with an entity (licensor) that is majority owned by the Executive Chairman of the Board of Directors. The Company has agreed to pay royalties to the licensor equal to 10% of the gross profits received by the Company from bona fide commercial sales and/or uses of the licensed products and processes. As of December 31, 2015, the Company has not paid nor incurred any royalty fees related to this agreement. See Note 18 – Subsequent Events – Patent License Agreement.

See Note 11 – Notes Payable for details associated with another related party transaction. See Note 14 – Stockholders’ Deficiency – Stock warrants for details associated with warrants issued to the Company’s Executive Chairman of the Board of Directors.